Goodwill and Intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangibles

NOTE 4. GOODWILL AND INTANGIBLES

There were no accumulated impairments of goodwill as of September 30, 2017. Changes in the carrying amount of goodwill are as follows (in thousands):

	Gross Carrying Amount
	EGM	Table Products	Interactive	Total
Balance at December 31, 2016	$242,796	$3,400	$4,828	$251,024
Foreign currency adjustments	2,380	—	—	2,380
Acquisition	—	4,441	—	4,441

Balance at September 30, 2017	$245,176	$7,841	$4,828	$257,845

Intangible assets consist of the following (in thousands):

		December 31, 2016			September 30, 2017
	Useful Life (years)	Gross Value	Accumulated Amortization	Net Carrying Value	Gross Value	Accumulated Amortization	Net Carrying Value
Indefinite lived trade names	Indefinite	$12,126	$—	$12,126	$12,126	$—	$12,126
Trade and brand names	3 - 5	13,600	(4,671)	8,929	13,800	(6,883)	6,917
Customer relationships	5 - 12	165,078	(49,528)	115,550	167,410	(64,857)	102,553
Contract rights under development and placement fees	1 - 7	16,488	(5,235)	11,253	16,692	(8,728)	7,964
Gaming software and technology platforms	2 - 7	123,596	(49,014)	74,582	133,143	(63,356)	69,787
Intellectual property	3 - 10	12,780	(2,343)	10,437	15,880	(3,459)	12,421

		$343,668	$(110,791)	$232,877	$359,051	$(147,283)	$211,768

Intangible assets are amortized over their respective estimated useful lives ranging from one to twelve years. Amortization expense related to intangible assets was $12.9 million and $9.9 million for the three months ended September 30, 2016 and 2017, respectively. Amortization expense related to intangible assets was $39.5 million and $33.7 million for the nine months ended September 30, 2016 and 2017, respectively.

The Company enters into development agreements and placement fee agreements with certain customers to secure floor space under lease agreements for its gaming machines. Amounts paid in connection with the development agreements are repaid to the Company in accordance with the terms of the agreement, whereas placements fees are not reimbursed. For development agreements in the form of a loan, interest income is recognized on the repayment of the notes based on the stated rate or, if not stated explicitly in the development agreement, on an imputed interest rate. If the stated interest rate is deemed to be other than a market rate or zero, a discount is recorded on the note receivable as a result of the difference between the stated and market rate and a corresponding intangible asset is recorded. The intangible asset is recognized in the financial statements as a contract right under development agreement and amortized as a reduction in revenue over the term of the agreement. Placement fees can be in the form of cash paid upfront or free lease periods and are accreted over the life of the contract and the expense is recorded as a reduction of revenue. We recorded a reduction of gaming operations revenue from the accretion of contract rights under development agreements and placement fees of $1.2 million and $1.2 million for the three months ended September 30, 2016 and 2017, respectively. We recorded a reduction of gaming operations revenue from the accretion of contract rights under development agreements and placement fees of $3.5 million and $3.5 million for the nine months ended September 30, 2016 and 2017, respectively.

NOTE 4. GOODWILL AND INTANGIBLES

There were no accumulated impairments of goodwill as of December 31, 2016. Changes in the carrying amount of goodwill are as follows (in thousands):

	Gross Carrying Amount
	EGM	Table Products	Interactive	Total
Balance at December 31, 2014	$77,617	$—	$—	$77,617
Acquisition—Cadillac Jack	171,497	—	—	171,497
Acquisition—AGSi	—	—	4,855	4,855
Acquisition—Intellectual Property	—	2,600	—	2,600
Foreign currency adjustments	(2,282)	—	—	(2,282)
Other	(409)	—	(27)	(436)

Balance at December 31, 2015	246,423	2,600	4,828	253,851
Foreign currency adjustments	(3,627)	—	—	(3,627)
Purchase accounting adjustment	—	800	—	800

Balance at December 31, 2016	$242,796	$3,400	$4,828	$251,024

The Company performed an annual impairment test on each of its reporting units as of October 1, 2016. For the EGM and Table Product reporting units we began with a qualitative assessment, commonly referred to as “Step 0”, and determined it is not more likely than not that the EGM and Table Product reporting units’ fair value of goodwill are less than their carrying value. This qualitative assessment primarily relied on the significant amount of cushion determined in prior year quantitative analyses, favorable current forecasts compared to those used in the prior year analysis, the general economic environment and industry and market conditions.

For the Interactive reporting unit, which has a goodwill carrying value of $4.8 million, the Company performed a quantitative, or “Step 1” analysis. In performing the interim Step 1 goodwill impairment test for our Interactive reporting unit, we estimated the fair value of the Interactive reporting unit using an income approach that analyzed projected discounted cash flows. We used projections of revenues and operating costs with estimated growth rates during the forecast period, capital expenditures and cash flows that considered historical and estimated future results and general economic and market conditions, as well as the estimated impact of planned business and operational strategies. The estimates and assumptions used in the discounted cash flow analysis included a terminal year long-term growth rate of 4.0% and an overall discount rate of 15% based on our weighted average cost of capital for the Company and premiums for the small size of the reporting unit and forecast risk.

The Step 1 analysis determined that the Interactive reporting unit’s fair value was greater than its carrying value.

Intangible assets consist of the following (in thousands):

		December 31, 2015			December 31, 2016
	Useful Life (years)	Gross Value	Accumulated Amortization	Net Carrying Value	Gross Value	Accumulated Amortization	Net Carrying Value
Indefinite lived trade names	Indefinite	$12,126	$—	$12,126	$12,126	$—	$12,126
Trade and brand names	7	13,600	(1,721)	11,879	13,600	(4,671)	8,929
Customer relationships	7	170,927	(26,676)	144,251	165,078	(49,528)	115,550
Contract rights under development and placement fees	1—7	16,311	(548)	15,763	16,488	(5,235)	11,253
Gaming software and technology platforms	1—7	116,930	(23,735)	93,195	123,596	(49,014)	74,582
Intellectual property	10—12	14,030	(888)	13,142	12,780	(2,343)	10,437

		$343,924	$(53,568)	$290,356	$343,668	$(110,791)	$232,877

Intangible assets are amortized over their respective estimated useful lives ranging from one to twelve years. Amortization expense related to intangible assets was $16.6 million, $38.3 million and $53.2 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Management reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For the years ended December 31, 2014 and 2015, the Company recognized impairment charges related to internally developed gaming titles of $1.4 million and $3.4 million, respectively. There were no impairments related to internally developed gaming titles for the year ended December 31, 2016.

The Company enters into development agreements and placement fee agreements with certain customers to secure floor space under lease agreements for its gaming machines. Amounts paid in connection with the development agreements are repaid to the Company in accordance with the terms of the agreement, whereas placements fees are not reimbursed. For development agreements in the form of a loan, interest income is recognized on the repayment of the notes based on the stated rate or, if not stated explicitly in the development agreement, on an imputed interest rate. If the stated interest rate is deemed to be other than a market rate or zero, a discount is recorded on the note receivable as a result of the difference between the stated and market rate and a corresponding intangible asset is recorded. The intangible asset is recognized in the financial statements as a contract right under development agreement and amortized as a reduction in revenue over the term of the agreement. Placement fees can be in the form of cash paid upfront or free lease periods and are accreted over the life of the contract and the expense is recorded as a reduction of revenue. We recorded a reduction of gaming operations revenue from the accretion of contract rights under development agreements and placement fees of $0.5 million and $4.7 million for the years ended December 31, 2015 and 2016, respectively. The amount amortized in 2014 was nominal.

The estimated amortization expense of definite-lived intangible assets as well as the accretion of contract rights under development and placement fees, for each of the next five years and thereafter is as follows (in thousands):

	Amortization Expense	Placement Fee Accretion
For the year ended December 31,
2017	$50,153	$4,564
2018	48,626	3,794
2019	42,064	2,609
2020	25,951	57
2021	7,655	39
Thereafter	35,050	189

Total	$209,499	$11,252